SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,517,926	$ 1,517,926
Accumulated Amortization	(850,113)	(140,525)
Net Carrying Value	667,813	1,377,401
Net Carrying Value	$ 3,608,949	$ 3,608,949
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	Indefinite	Indefinite
Cost	$ 4,523,040	$ 4,523,040
Impairment	(914,091)	(914,091)
Net Carrying Value	$ 3,608,949	$ 3,608,949
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	12 years 9 months	13 years 9 months
Cost	$ 693,330	$ 693,330
Accumulated Amortization	(391,214)	(46,222)
Net Carrying Value	$ 302,116	$ 647,108
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	12 years 9 months	13 years 9 months
Cost	$ 710,060	$ 710,060
Accumulated Amortization	(356,648)	(47,337)
Net Carrying Value	$ 353,412	$ 662,723
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	9 months	1 year 9 months
Cost	$ 114,536	$ 114,536
Accumulated Amortization	(102,251)	(46,966)
Net Carrying Value	$ 12,285	$ 67,570